AXS 2X PFE Bull Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2022 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$1,232,907
TOTAL NET ASSETS — 100.0%	$1,232,907

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	Pfizer, Inc.	Receive	5.57% (OBFR01* +125bps)	At Maturity	7/17/2023	$2,317,729	$-	$149,067
TOTAL EQUITY SWAP CONTRACTS								$149,067

*	OBFR01 - Overnight Bank Funding Rate, 4.32% as of December 31, 2022.